Real Estate (Details 11) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of amortization expense
Amortization expense, in-place lease valuation			$ (545,889)	$ (301,151)
Amortization expense, Tenant origination and absorption cost			14,097,916	4,790,363
Amortization of above and below Market Leases	232,950	(321,180)	(545,889)	(301,151)	(381,670)
Amortization of Deferred Leasing Fees	31,117,927	7,472,978
Amortization Of Ground Leasehold Interest	$ 19,429	$ 0